WARRANT LIABILITY (Details 3) - Placement Agent Warrants [Member] - $ / shares			12 Months Ended
	Oct. 03, 2024	Oct. 03, 2023	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Exercise price	$ 38.00	$ 47.60	$ 47.50
Share price	$ 39.40	$ 39.40	$ 9.25
Expected life	1 year 6 months	4 years 11 months 26 days	3 years 6 months 3 days
Expected volatility	96.00%	100.70%	152.01%
Risk free interest rate	5.32%	4.80%	3.91%
Expected dividend